Recovery of Erroneously Awarded Compensation	12 Months Ended
Dec. 31, 2025
Restatement Determination Date:: 2025-12-31
Erroneously Awarded Compensation Recovery
Erroneous Compensation Analysis

Clawback Policies

The Company maintains a clawback policy (the “Mandatory Clawback Policy”) in accordance with applicable securities laws, including the requirements of Section 10D of the Exchange Act, Rule 10D-1 under the Exchange Act, and the listing standards adopted by the NYSE pursuant to Rule 10D-1, which provides for the mandatory recovery of erroneously awarded incentive-based compensation received by current or former executive officers in the event the Company is required to prepare an accounting restatement due to material noncompliance with any financial reporting requirement under the securities laws.

On February 23, 2026, on the recommendation of the compensation committee, the Board adopted a Supplemental Clawback Policy (the “Supplemental Clawback Policy”) that applies to all time-based and performance-based equity or equity-based awards (“Covered Awards”) granted to any current or former named executive officer of the Company (the “Covered Individuals”) under the Company’s long term incentive plans, including the 2023 LTIP and, if approved by the Company’s shareholders, the 2026 LTIP. Pursuant to the Supplemental Clawback Policy, in addition to any recovery required by the Mandatory Clawback Policy, the Company may recover any compensation received by a Covered Individual under any Covered Award if the compensation committee determines that such compensation was paid, granted, earned or vested based on or in connection with (i) fraud or intentional misconduct, (ii) a knowing or willful violation of law or the Company’s policies or (iii) conduct that directly results in a material financial misstatement. The Supplemental Clawback Policy does not limit the ability of the Company to pursue other means to recover damages from wrongdoing.